Business Operations	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Operations
3.	Business Operations

Significant Customers

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues for its sole operating segment during the periods presented. Revenues from customers attributable to the Dropdown Predecessor are included in the table.

	Year Ended December 31,
	2013	2012	2011
Statoil ASA	$33.7 million	$27.3 million	$23.7 million
ConocoPhillips	$18.1 million	$31.8 million	$33.1 million
Hyundai Merchant Marine Co. Ltd.	(1)	(1)	$22.5 million

(1)	Less than 10% of the consolidated revenues

Concentration of Credit Risk

There is a concentration of credit risk with respect to the total amounts due from affiliates and pool receivables from affiliates with 83% of the total amounts being due from affiliates of Teekay as at December 31, 2013 (see Note 13e). The Company also relies on Teekay Chartering Ltd., a wholly-owned subsidiary of Teekay, to actively manage and administer all voyage-related functions for vessels on time charter contracts, and trading in the Teekay Aframax Pool (a vessel pooling arrangement of Aframax tankers), the Gemini Suezmax Pool (a vessel pooling arrangement of Suezmax tankers), and the Taurus Tankers LR2 Pool (a vessel pooling arrangement of product tankers).

There is a concentration of credit risk with respect to the investment in term loans where the Company could potentially be exposed to a loss in the event the value of the collateral is insufficient to recover any outstanding principal and interest (see Note 4).